Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2019
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis [Table Text Block]
Assets measured at fair value on a recurring basis are presented below (in millions):

		Estimated fair value measurements
	Fair value	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant other unobservable inputs (Level 3)
March 31, 2019:
Assets - cash equivalents	$896.7	$896.7	$—	$—
Other assets (Egyptian Pounds)	1.0	1.0	—	—
Other assets (Angolan Kwanza)	1.9	1.9	—	—

December 31, 2018:
Assets - cash equivalents	$990.5	$990.5	$—	$—
Other assets (Egyptian Pounds)	0.7	0.7	—	—
Other assets (Angolan Kwanza)	1.7	1.7	—	—

Fair Value, Concentration of Risk [Table Text Block]
Revenue and receivables from transactions with external customers that amount to 10% or more of revenue during the three months ended March 31 are set forth below:
Percentage of revenue from major customers:

		Three months ended March 31,
Customer	Segment	2019	2018
ARO Drilling (1)	Jack-ups and Unallocated and other	27%	11%
BP Trinidad and Tobago	Jack-ups	12%	5%
Saudi Aramco	Jack-ups	—%	35%
Anadarko	Deepwater	—%	24%
Lundin	Jack-ups	—%	10%
(1) Includes revenue related to services provided to ARO (see Note 4).
Percentage of receivables from major customers:

Customer	Segment	March 31, 2019	December 31, 2018
ARO Drilling (1)	Jack-ups and Unallocated and other	27%	30%
BP Trinidad and Tobago	Jack-ups	8%	9%
Saudi Aramco	Jack-ups	21%	21%
Anadarko	Deepwater	—%	—%
Lundin	Jack-ups	—%	—%

(1) Includes receivables related to services provided to ARO (see Note 4).